Revenue - Summary of Roll Forward of Deferred Revenue (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Beginning balance	$ 60,602	$ 32,795	$ 32,795	$ 24,860
Revenue recognized	90,582	78,862	(82,406)	(47,185)
Revenue deferred	(66,867)	(60,617)	110,213	55,120
Ending balance	$ 84,317	$ 51,040	$ 60,602	$ 32,795